Share-based Compensation - Valuation assumptions (Details) - Share options	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Valuation assumptions
Expected volatility, minimum	47.80%	42.50%	45.80%
Expected volatility, maximum	48.40%	45.80%	48.60%
Weighted average volatility	48.30%	43.30%	46.80%
Risk-free rate, minimum	2.60%	1.50%	1.00%
Risk-free rate, maximum	2.80%	2.30%	1.70%
Contractual term (in years)	6 years	6 years	6 years